                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                        Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 8/31/16 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 7.2%

 Energy - 2.7%

 Integrated Oil & Gas - 2.7%

 708,799

 Petroleo Brasileiro SA

 $

 2,818,657

 Total Energy

 $

 2,818,657

 Technology Hardware & Equipment - 4.5%

 Computer Hardware Storage & Peripherals - 4.5%

 3,968

 Samsung Electronics Co, Ltd.

 $

 4,699,841

 Total Technology Hardware & Equipment

 $

 4,699,841

 TOTAL PREFERRED STOCKS

 (Cost $6,667,233)

 $

 7,518,498

 COMMON STOCKS - 92.8%

 Energy - 9.6%

 Oil & Gas Equipment & Services - 5.7%

 1,776,387

 TMK PJSC (G.D.R.)

 $

 5,876,848

 Integrated Oil & Gas - 3.9%

 738,000

 China Petroleum & Chemical Corp.

 $

 528,736

 883,281

 Gazprom PJSC (A.D.R.)

 3,575,555

 $

 4,104,291

 Total Energy

 $

 9,981,139

 Materials - 4.4%

 Diversified Metals & Mining - 4.4%

 19,972,000

 MMG, Ltd. *

 $

 4,571,997

 Total Materials

 $

 4,571,997

 Capital Goods - 2.5%

 Construction & Engineering - 1.9%

 3,239,000

 Beijing Urban Construction Design & Development Group Co, Ltd.

 $

 1,942,781

 Industrial Machinery - 0.6%

 320,500

 China Conch Venture Holdings, Ltd. *

 $

 615,330

 Total Capital Goods

 $

 2,558,111

 Transportation - 2.6%

 Airlines - 2.6%

 7,305,376

 Air Arabia PJSC

 $

 2,685,155

 Total Transportation

 $

 2,685,155

 Automobiles & Components - 7.7%

 Auto Parts & Equipment - 2.9%

 703,071

 Tupy SA

 $

 3,019,984

 Automobile Manufacturers - 4.8%

 961,567

 Tata Motors, Ltd.

 $

 4,924,994

 Total Automobiles & Components

 $

 7,944,978

 Consumer Durables & Apparel - 1.9%

 Leisure Products - 1.9%

 4,056,000

 Goodbaby International Holdings, Ltd.

 $

 1,979,965

 Total Consumer Durables & Apparel

 $

 1,979,965

 Consumer Services - 1.2%

 Casinos & Gaming - 1.2%

 371,000

 Galaxy Entertainment Group, Ltd. *

 $

 1,203,521

 393

 NagaCorp, Ltd.

 278

 $

 1,203,799

 Total Consumer Services

 $

 1,203,799

 Media - 3.1%

 Cable & Satellite - 3.1%

 19,657

 Naspers, Ltd.

 $

 3,223,743

 Total Media

 $

 3,223,743

 Retailing - 1.5%

 Internet Retail - 1.5%

 22,938

 Ctrip.com International, Ltd. (A.D.R.) *

 $

 1,086,114

 20,177

 JD.com, Inc. (A.D.R.) *

 512,698

 $

 1,598,812

 Total Retailing

 $

 1,598,812

 Food, Beverage & Tobacco - 6.8%

 Brewers - 2.8%

 23,004

 Anheuser-Busch InBev SA/NV

 $

 2,869,320

 Packaged Foods & Meats - 4.0%

 2,646,205

 Marfrig Global Foods SA *

 $

 4,184,662

 Total Food, Beverage & Tobacco

 $

 7,053,982

 Banks - 18.8%

 Diversified Banks - 18.8%

 150,284

 Abu Dhabi Commercial Bank PJSC

 $

 262,691

 2,741,000

 Agricultural Bank of China, Ltd.

 1,124,223

 3,096,000

 China Construction Bank Corp.

 2,306,656

 1,293,549

 Eurobank Ergasias SA

 772,729

 238,236

 Grupo Financiero Banorte SAB de CV

 1,281,077

 196

 HDFC Bank, Ltd.

 4,536

 57,595

 HDFC Bank, Ltd. (A.D.R.)

 4,126,682

 415

 Mega Financial Holding Co., Ltd.

 282

 3,576,289

 Philippine National Bank *

 4,498,154

 271,736,537

 United Bank for Africa Plc

 3,842,429

 26,742,083

 Zenith Bank Plc

 1,301,088

 $

 19,520,547

 Total Banks

 $

 19,520,547

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%

 2,753

 Credito Real SAB de CV SOFOM ER

 $

 5,404

 Total Diversified Financials

 $

 5,404

 Insurance - 3.5%

 Life & Health Insurance - 3.5%

 1,057,008

 China Life Insurance Co., Ltd.

 $

 2,524,677

 218,000

 Ping An Insurance Group Co. of China, Ltd.

 1,124,072

 $

 3,648,749

 Total Insurance

 $

 3,648,749

 Real Estate - 0.0%+

 Real Estate Services - 0.0%+

 67,333

 China Overseas Property Holdings, Ltd.

 $

 13,682

 Total Real Estate

 $

 13,682

 Software & Services - 10.7%

 Internet Software & Services - 7.6%

 39,000

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 3,790,410

 547,031

 ChinaCache International Holdings, Ltd. (A.D.R.) *

 3,068,844

 13,682

 SINA Corp. *

 1,046,673

 $

 7,905,927

 IT Consulting & Other Services - 3.1%

 37,093,000

 China ITS Holdings Co., Ltd.

 $

 3,228,922

 Total Software & Services

 $

 11,134,849

 Technology Hardware & Equipment - 1.2%

 Electronic Manufacturing Services - 1.2%

 441,715

 Hon Hai Precision Industry Co., Ltd.

 $

 1,225,063

 Total Technology Hardware & Equipment

 $

 1,225,063

 Semiconductors & Semiconductor Equipment - 4.2%

 Semiconductors - 4.2%

 784,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 $

 4,360,105

 Total Semiconductors & Semiconductor Equipment

 $

 4,360,105

 Telecommunication Services - 11.5%

 Wireless Telecommunication Services - 11.5%

 3,112,111

 Global Telecom Holding SAE (G.D.R.) *

 $

 6,191,687

 2,207,430

 TIM Participacoes SA

 5,676,805

 $

 11,868,492

 Total Telecommunication Services

 $

 11,868,492

 Utilities - 1.6%

 Electric Utilities - 1.6%

 30,999

 Korea Electric Power Corp. *

 $

 1,609,242

 Total Utilities

 $

 1,609,242

 TOTAL COMMON STOCKS

 (Cost $109,837,486)

 $

 96,187,814

 Principal Amount ($)

 CORPORATE BOND - 0.1%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 BRL

 562,000

 Hypermarcas SA, 11.3%, 10/15/18 (c)

 $

 59,916

 TOTAL CORPORATE BOND

 (Cost $194,014)

 $

 59,916

 Shares

 RIGHT / WARRANT - 0.0%+

 Food, Beverage & Tobacco - 0.0%+

 Packaged Foods & Meats - 0.0%+

 39,707

 Flour Mills of Nigeria Plc, 12/31/49 (c)

 $

                         -

 TOTAL RIGHT / WARRANT

 (Cost $0)

 $

                         -

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $116,698,733) (a)(b)

 $

 103,766,228

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (130,739)

 TOTAL NET ASSETS - 100.0%

 $

 103,635,489

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At August 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $116,698,733 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            8,654,439

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

        (21,586,944)

 Net unrealized depreciation

 $

 (12,932,505)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 28.4

  %

 Brazil

 15.2

 Russia

 9.1

 India

 8.7

 South Korea

 6.1

 Egypt

 6.0

 Taiwan

 5.4

 Nigeria

 5.0

 Philippines

 4.3

 South Africa

 3.1

 Belgium

 2.8

 United Arab Emirates

 2.8

 Hong Kong

 1.2

 Mexico

 1.2

 Other (Individually less than 1.0%)

 0.7

 100.0

  %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).  See Notes to Financial Statements — Note 1A.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of August 31, 2016, in valuing the Funds's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
2,818,657

$
4,699,841

$
-

$
7,518,498

 Common Stocks

   Automobiles & Components

     Auto Parts & Equipment

3,019,984

-

-

3,019,984

   Retailing

     Internet Retail

1,598,812

-

-

1,598,812

   Food, Beverage & Tobacco

     Packaged Foods & Meats

4,184,662

-

-

4,184,662

   Banks

     Diversified Banks

5,407,759

14,112,788

-

19,520,547

   Diversified Financials

     Consumer Finance

5,404

-

-

5,404

   Software & Services

     Internet Software & Services

7,905,927

-

-

7,905,927

   Telecommunication Services

     Wireless Telecommunication Services

5,676,805

-

-

5,676,805

   All Other Common Stocks

-

54,275,673

-

54,275,673

 Corporate Bond

-

-

59,916

59,916

 Right/Warrant

-

-
**

-

-

 Total

$
30,618,010

$
73,088,302

$
59,916

$
103,766,228

 Other Financial Instruments

 Unrealized appreciation on Forward Foreign Currency Contracts

$
-

$
172,855

$
-

$
172,855

 Unrealized depreciation on Forward Foreign Currency Contracts

-

(253,449
)

-

(253,449
)

 Net unrealized appreciation on Futures Contracts

95,824

-

-

95,824

 Total

$
95,824

$
(80,594
)

$
-

$
15,230

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 **

 Security is valued at $0.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

  Rights/

 Bonds

  Warrants

 Totals

 Balance as of 11/30/15

  $             53,295

                       -

 ***

  $          53,295

 Realized gain (loss)1

                         -

                       -

                      -

 Change in unrealized appreciation (depreciation)2

                   6,621

                       -

                6,621

 Purchases

                         -

                       -

                      -

 Sales

                         -

                       -

                      -

 Transfers in and out of Level 3**

                         -

                       -

                      -

 Balance as of 8/31/16

  $             59,916

                       -

 ***

  $          59,916

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values. During the six months ended August 31, 2016, there were no transfers between Levels 1, 2 and 3.

 ***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 8/31/16

  $               6,621

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 26, 2016

* Print the name and title of each signing officer under his or her signature.